BALANCE SHEET (Parenthetical)	Dec. 31, 2021 $ / shares shares
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Common stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	280,000,000
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10.00
Temporary equity, shares outstanding	15,000,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001
Class A Common Stock Subject to Redemption
Common shares, par value, (per share) | $ / shares	$ 0.0001
Temporary equity, shares issued	15,000,000
Temporary equity, shares outstanding	15,000,000
Class A Common Stock Not Subject to Redemption
Common shares, shares issued	0
Common shares, shares outstanding	0
Class B Common Stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	20,000,000
Common shares, shares issued	3,750,000
Common shares, shares outstanding	3,750,000